CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions	Jan. 01, 2023 USD ($)	Jan. 02, 2022 USD ($)
Current assets:
Cash and cash equivalents (note 6)	$ 150,417	$ 179,246
Trade accounts receivable (note 7)	248,785	329,967
Inventories (note 8)	1,225,940	774,358
Prepaid expenses, deposits and other current assets	101,810	163,662
Total current assets	1,726,952	1,447,233
Non-current assets:
Property, plant and equipment (note 9)	1,115,169	985,073
Right-of-use assets	77,958	92,447
Intangible assets (note 11)	229,951	306,630
Goodwill	271,677	283,815
Deferred tax assets	16,000	17,726
Other non-current assets	2,507	3,758
Total non-current assets	1,713,262	1,689,449
Total assets	3,440,214	3,136,682
Current liabilities:
Accounts payable and accrued liabilities	471,208	440,401
Income taxes payable	6,637	7,912
Current portion of lease obligations (note 10(b))	13,828	15,290
Current portion of long-term debt (note 12)	150,000	0
Total current liabilities	641,673	463,603
Non-current liabilities:
Long-term debt (note 12)	780,000	600,000
Non-current	80,162	93,812
Other non-current liabilities (note 13)	56,217	59,862
Total non-current liabilities	916,379	753,674
Total liabilities	1,558,052	1,217,277
Equity (note 14):
Share capital	202,329	191,732
Contributed surplus	79,489	58,128
Retained earnings	1,590,499	1,604,736
Accumulated other comprehensive income (note 15)	9,845	64,809
Total equity attributable to shareholders of the Company	1,882,162	1,919,405
Total liabilities and equity	$ 3,440,214	$ 3,136,682